Share capital - Capital Issued Narrative (Details)											1 Months Ended	12 Months Ended
	Dec. 18, 2020 EUR (€) shares	Dec. 18, 2020 $ / shares	Dec. 16, 2020 EUR (€) € / shares shares	Dec. 16, 2020 $ / shares	Jul. 28, 2020 EUR (€) shares	Jul. 27, 2020 EUR (€) shares	Mar. 06, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) € / shares shares	Apr. 09, 2019 EUR (€) € / shares shares	Apr. 09, 2019 $ / shares € / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Jan. 01, 2019 EUR (€)	Dec. 31, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Total shareholders’ equity								€ (1,908,000)			€ 70,468,000	€ 70,468,000	€ (1,908,000)	€ 14,243,000	€ 14,243,000	€ 43,922,000
Par value per share (euro per share) | € / shares								€ 0.03	€ 0.03	€ 0.03	€ 0.03	€ 0.03	€ 0.03	€ 0.03
Issue of equity, price per share | € / shares									€ 11.50
Capital increase						€ 180						€ 102,942,000	€ 28,079,000
Share issue related cost					€ 1,387,000							10,700,000	(1,030,000)	€ 1,030,000
Initial offering costs											€ 349,000	349,000
IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share | $ / shares				$ 13.50
IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Issue of equity, price per share | € / shares			€ 11.14
IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share | $ / shares		$ 13.50
Share capital Ordinary shares
Disclosure of classes of share capital [line items]
Total shareholders’ equity								€ 672,451.17			€ 1,032,963.66	€ 1,032,963.66	€ 672,451.17	€ 589,001.19		€ 589,000
Number of shares outstanding | shares								22,415,039			34,432,122	34,432,122	22,415,039	19,633,373		19,633,373
Capital increase (in shares) | shares					3,300,000	6,000	316,083		2,566,666			12,017,083	2,566,666
Capital increase					€ 99,000		€ 9,000		€ 77,000			€ 361,000	€ 77,000
Share capital Ordinary shares | Initial Public Offering
Disclosure of classes of share capital [line items]
Capital increase (in shares) | shares											8,395,000
Share capital Ordinary shares | IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Capital increase (in shares) | shares			5,445,000
Issue of equity, price per share | $ / shares										€ 13.50
Capital increase			€ 163,000
Share capital Ordinary shares | IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Capital increase (in shares) | shares			1,855,000
Issue of equity, price per share | € / shares									€ 11.14
Capital increase			€ 56,000
Share capital Ordinary shares | IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Capital increase (in shares) | shares	1,095,000
Issue of equity, price per share | $ / shares										€ 13.50
Capital increase	€ 33,000
Premiums related to share capital
Disclosure of classes of share capital [line items]
Total shareholders’ equity								€ 153,139,000			€ 255,735,000	255,735,000	153,139,000	€ 122,799,000		€ 123,782,000
Capital increase					€ 20,030,000		€ 0		€ 29,440,000			€ 102,591,000	28,002,000
Share issue related cost	9,322,000							€ (1,030,000)	€ 1,438,000				€ (1,030,000)	€ 1,030,000
Premiums related to share capital | IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Capital increase			60,494,000
Premiums related to share capital | IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Capital increase			€ 20,609,000
Premiums related to share capital | IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Capital increase	€ 12,165,000